Restructuring- Schedule of Company's Cost Optimization Charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Restructuring Cost and Reserve
Document Period End Date	Feb. 29, 2016
Cost Optimization and Resource Efficiency Program
Restructuring Cost and Reserve
Charges incurred	$ 10	$ 199
Cost Optimization and Resource Efficiency Program | Cost of sales
Restructuring Cost and Reserve
Charges incurred	0	23	$ 103
Cost Optimization and Resource Efficiency Program | Research and Development
Restructuring Cost and Reserve
Charges incurred	2	70	76
Cost Optimization and Resource Efficiency Program | Selling, marketing and administration
Restructuring Cost and Reserve
Charges incurred	9	229	333
Cost Optimization And Resource Efficiency Program Total [Member] [Domain]
Restructuring Cost and Reserve
Charges incurred	$ 11	$ 322	$ 512